Direxion Daily Anthropic Bull 2X ETF Investment Objectives and Goals - Direxion Daily Anthropic Bull 2X ETF	Oct. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Direxion Daily Anthropic Bull 2X ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Anthropic. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.